Shareholder Report, Holdings (Details) - C000236830	Aug. 31, 2024
Technology Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Consumer Staples Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Health Care Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Utilities Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Industrial Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Real Estate Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Materials Select Sector SPDR Fund, 0
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%